Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	10,380,342
Maximum Aggregate Offering Price	$ 864,028,438.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 119,323
Amount of Securities Received | shares	66,668,861
Value of Securities Received, Per Share | $ / shares	17.06
Value of Securities Received	$ 1,137,370,768.66
Cash Consideration Paid	273,342,330.1
Fee Note MAOP	$ 864,028,438.56
Offering Note

(1)
Rule 457(f) Fee Calculation Details
Represents the estimated maximum number of shares of common stock, par value $0.001 per share, of Allegiant Travel Company (which we refer to as Allegiant), issuable or expected to be issuable by the registrant in the proposed transactions described in this registration statement and pursuant to the Agreement and Plan of Merger, dated as of January 11, 2026, as it may be amended from time to time, by and among Allegiant, Mirage Merger Sub, Inc., a direct, wholly owned subsidiary of Allegiant, Sawdust Merger Sub, LLC, a direct, wholly owned subsidiary of Allegiant and Sun Country Airlines Holdings, Inc. (which we refer to as Sun Country).

The number of shares of Allegiant common stock being registered is based on (a) 66,668,861, which represents the sum of (i) the maximum number of shares of common stock, par value $0.01 per share, of Sun Country estimated to be outstanding immediately prior to the consummation of the proposed transactions (calculated as the sum of the shares of Sun Country common stock outstanding as of March 25, 2026, plus an estimate of the maximum number of shares of Sun Country common stock to be issued between such date and the consummation of the proposed transactions), plus (ii) an estimate of the maximum number of shares expected to underly Sun Country equity awards as of immediately prior to the consummation of the proposed transactions, and held by any person who is not a Sun Country employee, plus (iii) the number of shares of Sun Country common stock reserved and available for issuance under the Sun Country warrants outstanding as of March 25, 2026, multiplied by (b) the exchange ratio of 0.1557 shares of Allegiant common stock.

The “Maximum Aggregate Offering Price” is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) under the Securities Act, based on (i) the market value of the estimated maximum number of shares of Sun Country common stock that may be canceled and exchanged in the proposed transactions (as described in clause (a) of the immediately preceding paragraph), as established by the average of the high and low sales prices of Sun Country common stock on the Nasdaq on March 26, 2026, of $17.06, minus (ii) $273,342,330.10, which is the aggregate amount of cash estimated to be paid by Allegiant to holders of Sun Country common stock and applicable equity awards in the proposed transactions (which is the product of (x) the per-share cash consideration of $4.10, multiplied by (y) the estimated maximum number of shares of Sun Country common stock that may be canceled and exchanged in the proposed transactions (including the number of shares of Sun Country common stock underlying Sun Country equity awards held by any person who is not a Sun Country employee and shares of Sun Country common stock reserved and available for issuance under outstanding Sun Country warrants) (as described in clause (a) of the immediately preceding paragraph).

Amount of Securities to be Received or Cancelled	Value per Share of Securities to be Received or Cancelled	Total Value of Securities to be Received or Cancelled	Cash Consideration Received by the registrant	Cash Consideration (Paid) by the registrant	Maximum Aggregate Offering Price
66,668,861	$17.06	$1,137,370,768.66		$273,342,330.10	$864,028,438.56